                                    GMO TRUST

              AMENDED AND RESTATED SUPPLEMENT DATED MAY 5, 2005 TO
                    GMO TRUST PROSPECTUS DATED JUNE 30, 2004

FEES AND EXPENSES -- EXPENSE REIMBURSEMENT

Effective immediately, the paragraph on page 86 of the Prospectus under the caption "Management of the Trust -- Expense Reimbursement" is replaced in its entirety by the following:

      "As more fully described in certain Funds' "Fees and expenses" table, the Manager has contractually agreed to reimburse certain Funds of the Trust with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation:
Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense (except with respect to Emerging Countries Fund), and transfer taxes; and, in the case of Emerging Markets Fund and Alpha Only Fund, also excluding custodial fees."

All references in the Prospectus (e.g., in footnotes to the "Annual Fund operating expenses" tables) to the exclusions from the Manager's reimbursement obligations are deemed to be restated accordingly.

HOW TO PURCHASE AND REDEEM SHARES

Information on page 88 in the "How to Purchase Shares" section of the Prospectus and on pages 89 and 90 in the "How to Redeem Shares -- Redemption Policies" section of the Prospectus is supplemented as follows: The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO. In addition to the requirements currently listed, a redemption request will not be in good order unless it includes wire instructions or registration address that match the wire instructions or registration address on file at GMO. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request. If a redemption is made in cash, payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed. Designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form. Upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).

GMO ALPHA ONLY FUND

The first sentence of the third paragraph under "Principal investment strategies" on page 64 of the Prospectus is amended and restated as follows:
"The U.S. equity portion of the portfolio is hedged using U.S. exchange-traded futures contracts, typically S&P 500 futures contracts or Russell Index futures contracts."

GMO BENCHMARK-FREE ALLOCATION FUND, GMO INTERNATIONAL EQUITY ALLOCATION FUND, GMO GLOBAL BALANCED ASSET ALLOCATION FUND, GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND, AND GMO U.S. SECTOR FUND

Each of GMO Benchmark-Free Allocation Fund, GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, and GMO U.S. Sector Fund may seek exposure to the investment returns of commodities and, from time to time, other alternative asset classes by investing in GMO Alternative Asset Opportunity Fund ("AAOF"). See below for information regarding AAOF.

GMO INTERNATIONAL BOND FUND, GMO CURRENCY HEDGED INTERNATIONAL BOND FUND, GMO GLOBAL BOND FUND, GMO CORE PLUS BOND FUND, GMO EMERGING COUNTRY DEBT FUND, AND GMO EMERGING COUNTRY DEBT SHARE FUND

Each of GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund may seek exposure to world interest rates by investing (directly or indirectly) in GMO World Opportunity Overlay Fund ("WOOF"). See below for information regarding WOOF.

ADDITIONAL INFORMATION REGARDING GMO ALTERNATIVE ASSET OPPORTUNITY FUND AND GMO WORLD OPPORTUNITY OVERLAY FUND

The section beginning on page 123 of the Prospectus entitled "Investment by Certain Funds in GMO Short-Duration Collateral Fund and GMO Special Purpose Holding Fund" is hereby renamed "Investment by Certain Funds in GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund, GMO World Opportunity Overlay Fund, and GMO Alternative Asset Opportunity Fund" and any references to the section appearing in the Prospectus are accordingly revised. The following paragraphs describing the GMO Alternative Asset Opportunity Fund and GMO World Opportunity Overlay Fund are added to such section:

      "GMO ALTERNATIVE ASSET OPPORTUNITY FUND. GMO Alternative Asset Opportunity Fund ("AAOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of AAOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors.

      AAOF's investment objective is high total return. AAOF is not a "diversified" investment company within the meaning of the 1940 Act.

      AAOF seeks exposure to investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). In pursuing its objective, AAOF will typically take both long and short positions in commodities. "Commodities" include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar).

      AAOF's investment program has two primary components. One component, intended to gain indirect exposure to the commodity markets, will normally consist of investments in swap agreements, exchange-traded and over-the-counter ("OTC") commodity futures and other commodity-linked derivative instruments, including commodity index options and options on futures. This component will normally have two subcomponents. One subcomponent will typically consist of investments in swap contracts on broad-based commodities indices. The purpose of these positions will be to gain and manage exposure to the Fund's benchmark. The second subcomponent will typically consist of active positions in commodity-related derivatives (expected to be primarily futures contracts). In taking these active positions, the Manager will apply three basic principles: (i) commodity prices exhibit trends; (ii) return distributions in commodities are positively skewed; and (iii) commodity prices exhibit mean reversion. Investments in commodity-related derivatives will generally be made through a wholly-owned subsidiary organized as a Bermuda limited liability company. The wholly-owned subsidiary is expected to invest primarily in swap contracts on commodities indices, commodities futures contracts, other commodity-linked derivative instruments, U.S. and foreign fixed income securities of relatively high quality, and SDCF. AAOF also may invest in a wide variety of other exchange-traded and OTC derivative instruments that are not linked to the value of a commodity or other commodity-linked instrument (including financial futures, options, and swap contracts). In addition to its commodity-related investments, AAOF has the flexibility to invest without limitation in a range of currency-related investments, including currency futures and forwards and options on these instruments.

      The second component of AAOF's investment program will consist of investments in U.S. and foreign fixed income securities of relatively high quality. Normally, AAOF will make these investments by investing in SDCF. SDCF principally invests in government securities, corporate debt securities, residential and commercial mortgage-related securities and other asset backed securities, money market instruments, and commercial paper. The primary purpose of AAOF's fixed income investments is to provide a cash-like return and to serve as collateral for AAOF's derivative positions.

      The Manager uses proprietary research and models to identify trends in commodity prices. The factors considered by the Manager and the models used may change over time.

      AAOF's benchmark is a composite of the Dow Jones-AIG Commodity Index and the JP Morgan 3-Month Cash Index. The Dow Jones-AIG Commodity Index and JP Morgan 3-Month Cash Index each represent 50% of the composite benchmark. The Manager does not seek to manage risk relative to AAOF's benchmark. In addition, in constructing AAOF's portfolio, the Manager does not seek to match AAOF's portfolio composition to that of its benchmark, and AAOF's portfolio composition may differ significantly from that of its benchmark.

      The other GMO Funds investing in AAOF are subject to the risks associated with investments in commodities and related investments and the risks associated with investments in derivatives. The principal risks of an investment in AAOF include Commodities Risk, Derivatives Risk, Currency Risk, Credit and Counterparty Risk, Market Risk - Fixed Income Securities, Leveraging Risk, Liquidity Risk, Non-Diversification Risk, Focused Investment Risk, and Management Risk. With respect to Derivatives Risk, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. With respect to Management Risk, although the Manager manages other commodity-oriented accounts, the Manager has no prior experience managing a commodity-oriented mutual fund. In addition, AAOF's performance may be extremely volatile and investors in AAOF run the risk of potentially significant short-term fluctuations in the value of AAOF's shares. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks, in addition to the risks associated with their investment in the GMO Fund."

      "GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("WOOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of WOOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors.

      WOOF does not pay an investment management or shareholder service fee to GMO. In addition, the Manager has agreed to reimburse certain of WOOF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

      WOOF's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. WOOF is not a "diversified" investment company within the meaning of the 1940 Act.

      WOOF's investment program has two principal components. One component consists mainly of investments in derivatives - primarily, interest rate swap contracts - through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve WOOF's objective of outperforming its benchmark primarily through returns on WOOF's derivatives positions. The primary purpose of WOOF's fixed income investments is to provide a cash-like return, and to serve as collateral with respect to its derivative positions.

      The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting fixed income securities for the Fund's portfolio, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income securities with similar credit quality and average lives.

      The other GMO Funds investing in WOOF are subject to the risks associated with investments in derivatives. The principal risks of an investment in WOOF include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk - Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. Shareholders of each GMO Fund investing in WOOF are indirectly exposed to these risks, in addition to the risks associated with their investment in the GMO Fund."

DESCRIPTION OF PRINCIPAL RISKS - COMMODITIES RISK

      The following Principal Risk, which applies to each of the Asset Allocation Funds, is added to the chart entitled "Description of Principal Risks" on page 78 of the Prospectus: "Commodities Risk".

      The following paragraphs are added to the summary of principal risks beginning on page 80 of the Prospectus:

      COMMODITIES RISK. The Asset Allocation Funds may invest in Alternative Asset Opportunity Fund ("AAOF"), which is offered through a separate prospectus. Because AAOF's portfolio is exposed to the global commodity markets, the value of its shares will be affected by factors particular to the commodity markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

      AAOF's investments in commodities will be made principally by investing in commodity-linked derivative instruments. The value of these instruments may fluctuate more than the relevant underlying commodity, commodity index, or other commodity-linked instrument.

      Each of the Asset Allocation Funds will be exposed to the risks of investments in commodities to the extent they invest in AAOF.

GMO BENCHMARK-FREE ALLOCATION FUND, GMO INTERNATIONAL EQUITY ALLOCATION FUND, GMO GLOBAL BALANCED ASSET ALLOCATION FUND, GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND, AND GMO U.S. SECTOR FUND

The following is added to pages 68, 70, 72, 74 and 76 under the heading "Principal Risks of Investing in the Fund" with respect to each of the above-referenced Funds:

      - Commodities Risk -- The value of an underlying Fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.

GMO ASIA FUND

Effective as of September 23, 2004, the name, investment objective, and strategies of GMO Asia Fund have been changed. The Fund's new name is "GMO Emerging Markets Quality Fund." All information regarding the GMO Asia Fund in the Prospectus and Statement of Additional Information has been superseded, and is deemed to be removed from the GMO Trust Prospectus and Statement of Additional Information. Investors seeking information about GMO Emerging Markets Quality Fund should contact GMO Trust at 617-346-7646 (call collect).

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND AND GMO U.S. SECTOR FUND

Footnote 4 to the "Fees and expenses" table for GMO Global (U.S.+) Equity Allocation Fund and footnote 5 to the "Fees and expenses" table for GMO U.S. Sector Fund are amended to reflect the Manager's contractual agreement to reimburse each Fund through at least June 30, 2005 for certain of those Funds' operating expenses, as described more fully in the "Fees and expenses" tables. Accordingly, each instance of "September 30, 2004" in the footnotes is replaced with "June 30, 2005."

                                    GMO TRUST

              AMENDED AND RESTATED SUPPLEMENT DATED MAY 5, 2005 TO GMO TRUST -- CLASS M SHARES PROSPECTUS DATED JUNE 30, 2004

FEES AND EXPENSES -- EXPENSE REIMBURSEMENT

Effective immediately, the paragraph on page 51 of the Prospectus under the caption "Management of the Trust -- Expense Reimbursement" is replaced in its entirety by the following:

      "As more fully described in each Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse certain Funds of the Trust with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense (except with respect to Emerging Countries Fund), and transfer taxes."

All references in the Prospectus (e.g., in footnotes to the "Annual Fund operating expenses" tables) to the exclusions from the Manager's reimbursement obligations are deemed to be restated accordingly.

HOW TO PURCHASE AND REDEEM SHARES

Information on page 52 in the "How to Purchase Shares" section of the Prospectus and on pages 52 and 53 in the "How to Redeem Shares -- Redemption Policies" section of the Prospectus is supplemented as follows: The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO. Failure to provide the Trust with a properly authorized redemption request will result in a delay in processing a redemption request.

GMO WORLD OPPORTUNITY OVERLAY FUND

Each of GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund may achieve exposure to world interest rates by investing (directly or indirectly) in GMO World Opportunity Overlay Fund ("WOOF") (see page 67 for information regarding WOOF).

The following paragraphs describing the GMO World Opportunity Overlay Fund are added to the section beginning on page 67 of the Prospectus entitled "Investments in GMO Funds Offered through Separate Prospectuses":

      "GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("WOOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of WOOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors.

      WOOF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of WOOF's operating expenses through at least

June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

      WOOF's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. WOOF is not a "diversified" investment company within the meaning of the 1940 Act.

      WOOF's investment program has two principal components. One component consists mainly of investments in derivatives - primarily, interest rate swap contracts - through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve WOOF's objective of outperforming its benchmark primarily through returns on WOOF's derivatives positions. The primary purpose of WOOF's fixed income investments is to provide a cash-like return, and to serve as collateral with respect to its derivative positions.

      The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting fixed income securities for the Fund's portfolio, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income securities with similar credit quality and average lives.

      The other GMO Funds investing in WOOF are subject to the risks associated with investments in derivatives. The principal risks of an investment in WOOF include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk - Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. As a result, shareholders of each GMO Fund investing in WOOF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund."

                                    GMO TRUST

                         SUPPLEMENT DATED MAY 5, 2005 TO
       GMO EMERGING COUNTRY DEBT SHARE FUND PROSPECTUS DATED JUNE 30, 2004

FEES AND EXPENSES -- EXPENSE REIMBURSEMENT

Effective immediately, the paragraph on page 9 of the Prospectus under the caption "Management of the Fund -- Expense Reimbursement" is replaced in its entirety by the following paragraph:

      "As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes."

All references in the Prospectus to the exclusions from the Manager's reimbursement obligations are deemed to be restated accordingly.

HOW TO PURCHASE AND REDEEM SHARES

Information on page 10 in the "How to Purchase Shares" section of the Prospectus and on pages 11 and 12 in the "How to Redeem Shares -- Redemption Policies" section of the Prospectus is supplemented as follows: The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO. In addition to the requirements currently listed, a redemption request will not be in good order unless it includes wire instructions or registration address that match the wire instructions or registration address on file at GMO. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request. If a redemption is made in cash, payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed. Designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form. Upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).

GMO WORLD OPPORTUNITY OVERLAY FUND

The Fund may achieve exposure to world interest rates by investing (directly or indirectly) in GMO World Opportunity Overlay Fund ("WOOF") (see page 13 of the Prospectus for information regarding WOOF).

The following paragraphs describing the GMO World Opportunity Overlay Fund are added to the section "Investments in GMO Funds Offered through Separate Prospectuses" beginning on page 13 of the Prospectus:

      "INVESTMENT BY ECDF IN GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("WOOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of WOOF are not publicly offered and are principally available only to other GMO Trust funds and certain accredited investors.

      WOOF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of WOOF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

      WOOF's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. WOOF is not a "diversified" investment company within the meaning of the 1940 Act.

      WOOF's investment program has two principal components. One component consists mainly of investments in derivatives - primarily, interest rate swap contracts - through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve WOOF's objective of outperforming its benchmark primarily through returns on WOOF's derivatives positions. The primary purpose of WOOF's fixed income investments is to provide a cash-like return, and to serve as collateral with respect to its derivative positions.

      The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting fixed income securities for the Fund's portfolio, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income securities with similar credit quality and average lives.

      ECDF's investments in WOOF are subject to the risks associated with investments in derivatives. The principal risks of an investment in WOOF include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk - Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. As a result, shareholders of the Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in the Fund."

                                    GMO TRUST

                         SUPPLEMENT DATED MAY 5, 2005 TO
      GMO INTERNATIONAL INTRINSIC VALUE FUND PROSPECTUS DATED JUNE 30, 2004

FEES AND EXPENSES -- EXPENSE REIMBURSEMENT

Effective immediately, the paragraph on page 8 of the Prospectus under the caption "Management of the Fund -- Expense Reimbursement" is replaced in its entirety by the following:

      "As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: Shareholder Service Fees, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes."

All references in the Prospectus to the exclusions from the Manager's reimbursement obligations are deemed to be restated accordingly.

HOW TO PURCHASE AND REDEEM SHARES

Information on page 9 in the "How to Purchase Shares" section of the Prospectus and on page 11 in the "How to Redeem Shares -- Redemption Policies" section of the Prospectus is supplemented as follows: The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO. In addition to the requirements currently listed, a redemption request will not be in good order unless it includes wire instructions or registration address that match the wire instructions or registration address on file at GMO. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request. If a redemption is made in cash, payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed. Designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form. Upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).

                                    GMO TRUST

                         SUPPLEMENT DATED MAY 5, 2005 TO
                        GMO GLOBAL GROWTH FUND PROSPECTUS
              DATED NOVEMBER 14, 2004, AS REVISED DECEMBER 1, 2004

FEES AND EXPENSES -- EXPENSE REIMBURSEMENT

Effective immediately, the paragraph on page 6 of the Prospectus under the caption "Management of the Fund -- Expense Reimbursement" is replaced in its entirety by the following:

      "As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes."

All references in the Prospectus to the exclusions from the Manager's reimbursement obligations are deemed to be restated accordingly.

HOW TO PURCHASE AND REDEEM SHARES

Information on page 7 in the "How to Purchase Shares" section of the Prospectus and on page 9 in the "How to Redeem Shares -- Redemption Policies" section of the Prospectus is supplemented as follows: The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO. In addition to the requirements currently listed, a redemption request will not be in good order unless it includes wire instructions or registration address that match the wire instructions or registration address on file at GMO. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request. If a redemption is made in cash, payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed. Designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form. Upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).

                                    GMO TRUST

                         SUPPLEMENT DATED MAY 5, 2005 TO
          GMO EMERGING MARKETS QUALITY FUND PROSPECTUS DATED SEPTEMBER
                      23, 2004, AS REVISED OCTOBER 26, 2004

FEES AND EXPENSES -- EXPENSE REIMBURSEMENT

Effective immediately, the paragraph on page 7 of the Prospectus under the caption "Management of the Fund -- Expense Reimbursement" is replaced in its entirety by the following:

      "As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and custodial fees."

All references in the Prospectus to the exclusions from the Manager's reimbursement obligations are deemed to be restated accordingly.

HOW TO PURCHASE AND REDEEM SHARES

Information on page 10 in the "How to Purchase Shares" section of the Prospectus and on page 12 in the "How to Redeem Shares -- Redemption Policies" section of the Prospectus is supplemented as follows: The Trust will not accept a purchase request unless a completed GMO Trust Application is on file with GMO. In addition to the requirements currently listed, a redemption request will not be in good order unless it includes wire instructions or registration address that match the wire instructions or registration address on file at GMO. Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request. If a redemption is made in cash, payment will be made in federal funds transferred to the bank account designated in writing by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed. Designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form. Upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).